United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1704

(Investment Company Act File Number)

Federated American Leaders Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/09

Date of Reporting Period:  Quarter ended 6/30/08

Item 1.                      Schedule of Investments
Federated American Leaders Fund, Inc.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.5%
		Consumer Discretionary--7.7%
1,164,024	[1,2]	Ford Motor Co.	$5,598,955
585,800		Leggett and Platt, Inc.	9,823,866
144,800		Magna International, Inc., Class A	8,577,952
346,100		Omnicom Group, Inc.	15,532,968
816,000		Regal Entertainment Group	12,468,480
532,500		TJX Cos., Inc.	16,757,775
534,900		Walt Disney Co.	16,688,880
		TOTAL	85,448,876
		Consumer Staples--8.6%
262,300		Altria Group, Inc.	5,392,888
288,300		Coca-Cola Femsa SA, ADR	16,257,237
193,800		Kimberly-Clark Corp.	11,585,364
158,800		Kraft Foods, Inc., Class A	4,517,860
367,500		Kroger Co.	10,609,725
262,300		Philip Morris International, Inc.	12,954,997
247,100		Reynolds American, Inc.	11,532,157
414,200		Wal-Mart Stores, Inc.	23,278,040
		TOTAL	96,128,268
		Energy--16.6%
151,600		BP PLC, ADR	10,546,812
338,700		Chevron Corp.	33,575,331
284,600		ConocoPhillips	26,863,394
235,100		ENSCO International, Inc.	18,981,974
370,900		Exxon Mobil Corp.	32,687,417
170,000		Hess Corp.	21,452,300
258,600		Occidental Petroleum Corp.	23,237,796
437,300		Valero Energy Corp.	18,008,014
		TOTAL	185,353,038
		Financials--22.9%
312,900		AON Corp.	14,374,626
588,300		Ace Ltd.	32,409,447
533,600		Aflac, Inc.	33,510,080
330,100		Endurance Specialty Holdings Ltd.	10,163,779
184,400		Goldman Sachs Group, Inc.	32,251,560
90,400		Hartford Financial Services Group, Inc.	5,837,128
956,400		J.P. Morgan Chase & Co.	32,814,084
585,100		Loews Corp.	27,441,190
231,300		Merrill Lynch & Co., Inc.	7,334,523
687,100		Morgan Stanley	24,783,697
284,600		Nationwide Financial Services, Inc., Class A	13,663,646
239,400		RenaissanceRe Holdings Ltd.	10,693,998
438,900		Wells Fargo & Co.	10,423,875
		TOTAL	255,701,633
		Health Care--8.9%
310,000		Abbott Laboratories	16,420,700
634,100		Bristol-Myers Squibb Co.	13,018,073
494,800		Covidien Ltd.	23,695,972
352,300	[1]	Forest Laboratories, Inc., Class A	12,238,902
453,000		Johnson & Johnson	29,146,020
292,600		Pfizer, Inc.	5,111,722
		TOTAL	99,631,389
		Industrials--10.2%
258,200		3M Co.	17,968,138
312,500		Dover Corp.	15,115,625
190,500		Eaton Corp.	16,186,785
266,500		Illinois Tool Works, Inc.	12,661,415
186,800		L-3 Communications Holdings, Inc.	16,974,516
232,000		Lockheed Martin Corp.	22,889,120
186,500		Northrop Grumman Corp.	12,476,850
		TOTAL	114,272,449
		Information Technology--12.0%
494,600	[1]	Dell, Inc.	10,821,848
250,200	[1,2]	Fiserv, Inc.	11,351,574
608,900		Hewlett-Packard Co.	26,919,469
176,500		IBM Corp.	20,920,545
330,700		Intel Corp.	7,103,436
800,500	[1]	Oracle Corp.	16,810,500
735,400	[1]	Symantec Corp.	14,229,990
413,100	[1]	Western Digital Corp.	14,264,343
866,100		Xerox Corp.	11,744,316
		TOTAL	134,166,021
		Materials--6.0%
479,100		Alcoa, Inc.	17,065,542
337,500		Dow Chemical Co.	11,782,125
180,400		Freeport-McMoRan Copper & Gold, Inc.	21,141,076
200,700		PPG Industries, Inc.	11,514,159
257,500	[1]	Pactiv Corp.	5,466,725
		TOTAL	66,969,627
		Telecommunication Services--3.4%
551,300		AT&T, Inc.	18,573,297
550,842		Verizon Communications, Inc.	19,499,807
		TOTAL	38,073,104
		Utilities--3.2%
1,189,200		Duke Energy Corp.	20,668,296
339,200	[1,2]	NRG Energy, Inc.	14,551,680
		TOTAL	35,219,976
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,123,199,486)	1,110,964,381
		MUTUAL FUND—3.1%
35,269,980	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.63% (AT NET ASSET VALUE)	35,269,980
		TOTAL INVESTMENTS --- 102.6% (IDENTIFIED COST $1,158,469,466)[6]	1,146,234,361
		OTHER ASSETS AND LIABILITIES --- NET --- (2.6)%[7]	(29,333,594)
		TOTAL NET ASSETS --- 100%	$1,116,900,767

1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of June 30, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$24,385,920	$26,412,562
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At June 30, 2008, the cost of investments for federal tax purposes was $1,158,469,466.  The net unrealized depreciation of investments for federal tax purposes was $12,235,105.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,634,945 and net unrealized depreciation from investments for those securities having an excess of cost over value of $84,870,050.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,146,234,361
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$1,146,234,361

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated American Leaders Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008